PREPAYMENTS - THIRD PARTIES - Movement of allowance for doubtful prepayments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
PREPAYMENTS - THIRD PARTIES
Balance at beginning of the period	$ 2,153,390	$ 2,701,166
Charge to expenses	164,953	240,986
Writing off prepayments	(1,443,356)
Foreign exchange income	(48,210)	(139,814)
Balance at end of the period	$ 826,777	$ 2,802,338